Finance Lease Receivables - Components of Finance Lease Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance lease receivables sold	$ 10.6	$ 22.0	$ 0.0
Allowance for credit losses	(4.6)	(4.5)	(4.5)
Finance Leases Portfolio Segment [Member]
Gross minimum lease receivable	76.0	161.2
Allowance for credit losses	(0.5)	(0.4)	$ (0.4)
Estimated unguaranteed residual values	5.2	6.1
Total Minimum Payments to be Received And Unguaranteed Residual Values	80.7	166.9
Unearned interest income	(4.4)	(1.3)
Unearned residuals	(1.4)	(7.3)
Unearned Interest Income and Residuals	(5.8)	(8.6)
Total	$ 74.9	$ 158.3